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Alliance
Capital
Reserves

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                           Alliance Capital [LOGO](R)

Annual Report
June 30, 2000

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

LETTER TO SHAREHOLDERS                                 Alliance Capital Reserves
================================================================================

August 2, 2000

Dear Shareholder:

We are pleased to provide you with an update of Alliance Capital Reserves for the annual reporting period ended June 30, 2000.

U.S. financial markets were anticipating some signs of a slowdown for the first half of 2000--some sign that past Fed rate hikes were having an effect and that little, if any, further tightening would be necessary. The U.S. economy, however, has continued to grow. The U.S. Commerce Department recently reported that the U.S. economy grew at an impressive, seasonally-adjusted annual rate of +5.2% during the spring quarter. Inflation, as measured by the broad and reliable gross domestic purchases and personal consumption price indices, held stable at 2.5% on a year-earlier basis. The second-quarter growth number, well above the 3.5% to 4.0%, consensus and actually faster than a downward-revised quarter-one growth rate of +4.8%, created immediate anxiety. As a result, interest rates headed higher and stock prices headed lower.

The U.S. economy's gross domestic product report does, however, give evidence to some signs of cooling off. For example, a key measure of aggregate demand (real final sales) slowed sharply to +4.2% from +6.7% in the first quarter. Monthly evidence that consumers had taken a break from their long-running shopping spree was confirmed. Household spending dipped to just +3.0% in the second quarter versus +7.6% in the first quarter. Unwanted inventories added a full percentage point to second-quarter growth. We also believe that a more meaningful comparison can be made between growth during the second half of 1999 (+7.0%) and growth during the first half of this year (+5.0%).

In his late-July Congressional testimony, Fed Chairman Alan Greenspan laid out an upbeat forecast for the U.S. economy and rendered a somewhat self-congratulatory assessment of the role the Federal Reserve has played in securing that future. To be sure, we welcome his endorsement of both the "New Economy" paradigm and our own bullishness about accelerating productivity. The subsequent report on employment costs, showing a quarter-to-quarter gain of only 1.0% in the spring versus a 1.4% rise in the first quarter, and the soon-to-be-released report on second-quarter productivity, should help to validate the Chairman's optimism. Mr. Greenspan is repositioning the Fed to play a more reactive role going forward. He understands that financial markets should and must take the lead role in terms of steering the New Economy. As a consequence, although we still believe the Fed will tighten further, we look for that tightening to come late in the year and only after the bond market has laid the groundwork.

As for U.S. financial markets, the road to higher prices will be a bit bumpier than we expected. Inaction by the Fed toward the end of August could open the window to the upside, but for now we see more volatility than opportunity. With an election in front of us, the next several months could be a difficult time for investors. Therefore investors may want to use periods of asset market strength to establish more defensive positions.

We appreciate your investment in the portfolios of Alliance Capital Reserves and look forward to reporting further investment progress in the coming period.

Sincerely,


/s/ Ronald M. Whitehill

Ronald M. Whitehill
President

STATEMENT OF NET ASSETS
June 30, 2000                                          Alliance Capital Reserves
================================================================================

Principal
 Amount
  (000)    Security (a)                                 Yield              Value
--------------------------------------------------------------------------------
           COMMERCIAL PAPER-44.6%
           Abbey National NA
$ 120,000  9/28/00 .............................        6.24%       $118,148,800
           Aegon Funding
           Corp. N.V
   63,000  9/26/00 .............................        6.23          62,051,482
           Alcoa, Inc.
   80,000  8/23/00 .............................        6.57          79,226,200
           Asset Backed
           Capital Finance, Ltd.
   72,000  11/15/00 FRN (b) ....................        6.79          72,000,000
   53,000  2/07/01 MTN (b) .....................        6.80          53,000,000
           Associates Corp. of
           North America
   57,000  8/30/00 .............................        6.57          56,375,850
   60,000  8/23/00 .............................        6.59          59,417,883
           AT&T Corp.
  148,765  8/23/00 .............................        6.57         147,327,764
           BAA Plc
   30,000  8/15/00 .............................        6.45          29,758,125
           Bank of America Corp.
  123,000  11/06/00 ............................        6.61         120,109,227
           Banque Generale
           Du Luxembourg
   48,000  7/13/00 .............................        6.57          47,894,880
           BBV Finance
           Delaware, Inc.
   60,000  9/05/00 .............................        6.59          59,275,100
           Bell Atlantic
           Financial Services
   30,000  8/24/00 .............................        6.57          29,704,350
   24,000  8/25/00 .............................        6.57          23,759,100
   50,000  8/28/00 .............................        6.57          49,470,750
   50,000  8/29/00 .............................        6.57          49,461,625
           CDC Commercial
           Paper
  235,000  7/05/00 .............................        6.90         234,819,833
           Certain Funding Corp.
   20,000  9/11/00 (b) .........................        6.63          19,734,800
           Concord Minute-A
   63,000  7/10/00 (b) .........................        6.15          62,903,137
           Corporate Receivables
           Corp
   72,000  8/21/00 (b) .........................        6.64          71,322,720
   48,000  8/22/00 (b) .........................        6.64          47,539,627
           Cregem North America,
           Inc.
   60,000  9/18/00 .............................        6.57          59,134,950
           CS First Boston, Inc.
   60,000  8/11/00 (b) .........................        6.63          59,546,950
           CXC, Inc.
  140,000  8/22/00 (b) .........................        6.62         138,661,289
   60,000  8/21/00 (b) .........................        6.65          59,434,750
           DaimlerChrysler Corp.
  150,000  7/12/00 .............................        6.81         149,687,875
           Den Danske Corp.
   65,000  9/08/00 .............................        6.59          64,179,619
   30,000  9/07/00 .............................        6.62          29,624,866
           Eksportfinans ALS
   40,000  9/07/00 .............................        6.55          39,505,111
           Ford Motor Credit
           Corp.
  150,000  7/06/00 .............................        6.81         149,858,125
           Fortis Funding
   67,000  8/28/00 .............................        6.57          66,290,289
           Four Winds Funding
           Corp.
   60,000  10/27/00 (b) ........................        6.62          58,698,067
           Galaxy Funding, Inc.
   38,000  7/10/00 (b) .........................        6.58          37,937,490
   85,000  9/06/00 (b) .........................        6.66          83,946,425
           General Electric
           Financial Assurance
   39,000  7/05/00 .............................        6.98          38,969,753
           Golden Funding Corp.
   50,000  8/31/00 (b) .........................        6.60          49,440,834
   30,000  8/14/00 (b) .........................        6.64          29,756,533
           Goldman Sachs
           Group LP
   30,000  8/15/00 .............................        6.58          29,753,250
  124,000  8/23/00 .............................        6.60         122,795,133
           Grand Funding Corp.
   13,000  8/23/00 (b) .........................        6.63          12,873,109
   35,000  7/26/00 (b) .........................        6.70          34,837,153
           Greenwich Funding Corp.
   98,675  9/06/00 (b) .........................        6.64          97,455,596
           Home Depot Real Estate
           Funding Corp.
   37,469  11/06/00 ............................        6.77          36,567,079
           ING America Insurance
           Holdings, Inc.
   87,600  9/14/00 .............................        6.63          86,390,025
           International
           Securitization Corp.
   28,695  7/14/00 (b) .........................        6.62          28,626,403

                                                       Alliance Capital Reserves
================================================================================

Principal
 Amount
  (000)    Security (a)                                 Yield              Value
--------------------------------------------------------------------------------
           KFW International
           Finance, Inc.
$  85,000  8/28/00 .....................                6.57%     $   84,100,275
           National City Corp.
  153,000  8/29/00 .....................                6.59         151,347,557
           National Rural Utility
           Corp.
   20,000  8/23/00 .....................                6.58          19,806,256
           Pfizer Corp.
   30,000  8/09/00 (b) .................                6.57          29,786,475
           Santander Finance
   85,000  9/29/00 .....................                6.59          83,599,625
           Sheffield Receivables
           Corp.
  190,000  7/26/00 (b) .................                6.67         189,119,931
           Teacher's Insurance
   43,000  7/28/00 .....................                6.60          42,787,150
   70,000  7/31/00 .....................                6.60          69,615,000
           Thames Global Asset
           Funding
   51,625  8/09/00 (b) .................                6.62          51,254,763
           UBS Finance
  240,000  7/05/00 .....................                7.10         239,812,867
           Variable Funding
           Capital Corp.
   75,000  9/05/00 (b) .................                6.60          74,092,500
   70,000  9/11/00 (b) .................                6.62          69,073,200
           Wal-Mart Stores, Inc.
   20,000  8/22/00 .....................                6.56          19,810,489
   83,000  8/29/00 .....................                6.56          82,107,658
   41,000  9/06/00 .....................                6.58          40,497,909
           Wells Fargo Corp.
  128,000  8/28/00 .....................                6.58         126,643,058
           Westways Funding IV,
           Ltd.
   75,000  9/07/00 (b) .................                6.68          74,053,667
           Westways Funding V,
           Ltd.
   34,000  9/07/00 (b) .................                6.68          33,570,996
                                                                  --------------
           Total Commercial Paper
           (amortized cost
           $4,538,351,303) .............                           4,538,351,303
                                                                  --------------
           CERTIFICATES OF
           DEPOSIT-20.5%
           Commerzbank
   20,000  6.65%, 8/23/00 ..............                6.64          20,000,291
           Deutsche Bank FRN
   96,000  6.54%, 3/13/01 ..............                6.58          95,973,602
           Dexia CLF Finance Co. WI
  120,000  6.62%, 9/01/00 ..............                6.62         120,000,000
           Dresdner Bank AG
  232,000  6.46%, 12/11/00 .............                6.46         232,000,000
           Landesbank Baden-
           Wurttemberg
  280,000  7.37%, 5/30/01 ..............                7.37         280,000,000
           Landesbank-Hessen-
           Thueringen
   65,000  5.92%, 9/29/00 ..............                5.98          64,990,809
  165,000  7.14%, 5/08/01 ..............                7.18         164,990,038
           Lloyds Bank Plc
   62,000  7.29%, 5/16/01 ..............                7.30          61,994,885
           Merita-Nordbanken Plc
  115,000  6.71%, 9/28/00 ..............                6.71         115,000,000
           National Westminster
           Bank
  105,000  5.67%, 7/05/00 ..............                5.68         104,999,559
   25,000  7.21%, 3/08/01 ..............                7.20          25,001,642
           Nordeutsche
           Landesbank
  125,000  6.20%, 12/01/00 .............                6.27         124,965,041
           Rabo Bank
   35,000  6.16%, 12/14/00 .............                6.20          34,993,927
   65,000  6.68%, 2/12/01 ..............                6.71          64,986,635
   77,000  7.29%, 5/16/01 ..............                7.30          76,993,647
           Royal Bank of Canada
   75,000  5.86%, 8/09/00 ..............                5.90          74,996,934
           Royal Bank of Scotland
  100,000  6.63%, 8/31/00 ..............                6.63         100,000,000
           Southtrust Bank NA
   60,000  6.66%, 7/17/00 ..............                6.66          60,000,000
  111,000  6.73%, 9/15/00 ..............                6.73         111,000,000
           U.S. Bank NA FRN
  100,000  6.67%, 8/28/00 ..............                6.67         100,000,000
           Wachovia Bank
   60,000  5.95%, 9/11/00 ..............                5.95          60,000,000
                                                                  --------------
           Total Certificates of
           Deposit (amortized cost
           $2,092,887,010) .............                           2,092,887,010
                                                                  --------------
           U.S. GOVERNMENT
           AGENCY
           OBLIGATIONS-15.6%
           Aid Housing Guaranty
           Project Portugal FRN
   10,313  6.54%, 12/01/16 .............                6.54          10,312,500
           Federal Home Loan
           Bank
  133,500  6.40%, 2/09/01 MTN ..........                6.42         133,481,373
  291,000  6.56%, 10/06/00 FRN .........                6.63         290,947,240
  300,000  6.63%, 10/16/00 FRN (c) .....                6.73         299,910,207

STATEMENT OF NET ASSETS (continued)                    Alliance Capital Reserves
================================================================================

Principal
 Amount
  (000)    Security (a)                                 Yield              Value
--------------------------------------------------------------------------------
           Federal Home Loan
           Mortgage Corp. MTN
$ 125,000  5.99%, 12/06/00 .............                6.10%     $  124,914,201
           Federal National
           Mortgage Assn. MTN
  140,000  6.63%, 3/01/01 ..............                6.64         139,994,408
  210,000  7.25%, 5/25/01 ..............                7.25         210,000,000
           Student Loan
           Marketing Assn. FRN
  378,000  6.54%, 10/12/00 .............                6.65         377,885,655
                                                                  --------------
           Total U.S. Government
           Agency Obligations
           (amortized cost
           $1,587,445,584) .............                           1,587,445,584
                                                                  --------------
           CORPORATE
           OBLIGATIONS-13.5%
           Beta Finance Corp.
           MTN
  122,000  7.30%, 5/15/01 (b) ..........                7.30         122,000,000
           Centauri Corp.
           USA, Inc. FRN
  163,000  6.80%, 9/08/00 (b) ..........                6.80         163,000,000
           Dorada Finance, Inc.
           MTN
   27,000  7.44%, 6/08/01 (b) ..........                7.44          27,000,000
  160,000  7.45%, 6/15/01 (b) ..........                7.45         160,000,000
           Hartford Life Insurance
           Co. Funding Agreement
           FRN
   50,000  6.67%, 9/01/00 (d) ..........                6.67          50,000,000
           Merrill Lynch & Co.,
           Inc. MTN
  237,000  6.63%, 4/12/01 ..............                6.62         236,981,393
           Metlife Funding
           Agreement FRN WI
  150,000  6.70%, 4/02/01 ..............                6.70         150,000,000
           Prudential of America
           Insurance Co. Funding
           Agreement FRN
   69,000  6.65%, 11/30/00 .............                6.65          69,000,000
           Sigma Finance, Inc.
           MTN
  150,000  6.80%, 7/25/00 (b) ..........                6.80         150,000,000
           Toyota Motor Credit
           Corp. FRN
  136,000  6.72%, 9/21/00 ..............                6.72         136,000,000
           Travelers Life Funding
           Agreement FRN
   50,000  6.66%, 11/10/00 (d)  ........                6.66          50,000,000
   10,000  6.70%, 7/21/00 (d) ..........                6.70          10,000,000
   50,000  6.71%, 8/03/00 (d) ..........                6.71          50,000,000
                                                                  --------------
           Total Corporate
           Obligations
           (amortized cost
           $1,373,981,393) .............                           1,373,981,393
                                                                  --------------

           TIME DEPOSITS-4.1%
           Bank of Tokyo-
           Mitsubishi
  150,000  6.94%, 7/05/00 ..............                6.94         150,000,000
           Suntrust Bank
  114,000  7.00%, 7/05/00 ..............                7.00         114,000,000
           Toronto Dominion
  149,300  7.06%, 7/05/00 ..............                7.06         149,300,000
                                                                  --------------
           Total Time Deposits
           (amortized cost
           $413,300,000) ...............                             413,300,000
                                                                  --------------
           BANK
           OBLIGATIONS-2.1%
           American Express
           Centurion Bank MTN
   83,000  6.66%, 3/07/01 ..............                6.66          83,000,000
           Lasalle National
           Bank NA
   50,000  6.00%, 8/15/00 ..............                6.00          50,000,000
   50,000  6.09%, 8/28/00 ..............                6.09          50,000,000
   30,000  6.50%, 10/30/00 .............                6.50          30,000,000
                                                                  --------------
           Total Bank Obligations
           (amortized cost
           $213,000,000) ...............                             213,000,000
                                                                  --------------

                                                       Alliance Capital Reserves
================================================================================

                                                                     Value
--------------------------------------------------------------------------------
           TOTAL INVESTMENTS-100.4%
           (amortized cost
           $10,218,965,290) ........................           $ 10,218,965,290
           Other assets less
           liabilities-(0.4%) ......................                (36,616,938)
                                                               ----------------

           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           10,183,051,520 shares
           outstanding) ............................           $ 10,182,348,352
                                                               ================

--------------------------------------------------------------------------------

(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Securities issued in reliance on section 4(2) or Rule 144A of the Securities and Exchange Act of 1933. Rule 144A securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2000, these securities amounted to $2,160,666,415, representing 21.2% of net assets.

(c) Security, or a portion thereof, with an aggregate market value of $299,910,207 has been segregated to collateralize when issued securities.

(d) Funding Agreements are illiquid securities subject to restrictions as to resale. These securities amounted to $160,000,000, representing 1.6% of net assets (see Note A).

      Glossary of Terms:

      FRN   - Floating Rate Note
      MTN   - Medium Term Note
      WI    - When Issued

      See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended June 30, 2000                               Alliance Capital Reserves
================================================================================

INVESTMENT INCOME
   Interest.............................................................                        $  682,328,375
EXPENSES
   Advisory fee (Note B)................................................     $   53,197,833
   Distribution assistance and administrative service (Note C)..........         48,564,400
   Transfer agency (Note B).............................................         10,075,718
   Registration fees....................................................          1,568,349
   Printing.............................................................          1,458,301
   Custodian fees.......................................................            974,330
   Audit and legal fees.................................................            160,109
   Trustees' fees.......................................................             27,083
   Miscellaneous........................................................             80,176
                                                                             --------------
   Total expenses.......................................................                           116,106,299
                                                                                                --------------
   Net investment income................................................                           566,222,076
REALIZED GAIN ON INVESTMENTS
   Net realized gain on investment transactions.........................                                17,630
                                                                                                --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS..............................                        $  566,239,706
                                                                                                ==============

STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                                               Year Ended         Year Ended
                                                                              June 30, 2000      June 30, 1999
                                                                            ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income................................................    $    566,222,076   $    402,288,048
   Net realized gain (loss) on investment transactions..................              17,630             (2,661)
                                                                            ----------------   ----------------
   Net increase in net assets from operations...........................         566,239,706        402,285,387
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income................................................        (566,222,076)      (402,288,048)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (decrease) (Note E).....................................         (95,339,691)     2,263,106,082
                                                                            ----------------   ----------------
   Total increase (decrease)............................................         (95,322,061)     2,263,103,421
NET ASSETS
   Beginning of period..................................................      10,277,670,413      8,014,566,992
                                                                            ----------------   ----------------
   End of period........................................................    $ 10,182,348,352   $ 10,277,670,413
                                                                            ================   ================

--------------------------------------------------------------------------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 2000                                          Alliance Capital Reserves
================================================================================

NOTE A: Significant Accounting Policies

Alliance Capital Reserves (the "Trust") is an open-end diversified investment company registered under the Investment Company Act of 1940. The Trust consists of two portfolios: Alliance Capital Reserves (the "Portfolio") and Alliance Money Reserves, each of which is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Certain illiquid securities containing unconditional puts at par value are also valued at amortized cost.

2. Taxes

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. No reimbursement was required for the year ended June 30, 2000.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $4,959,923 for the year ended June 30, 2000.

For the year ended June 30, 2000, the Fund's expenses were reduced by $82,078 under an expense offset arrangement with Alliance Fund Services, Inc.

--------------------------------------------------------------------------------

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 2000, the distribution fee amounted to $29,026,574. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection

NOTES TO FINANCIAL STATEMENTS
(continued)                                            Alliance Capital Reserves
================================================================================

with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 2000, such payments by the Portfolio amounted to $19,537,826, a substantial portion of which was paid to the Adviser and its affiliates.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At June 30, 2000, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2000, the Portfolio had a capital loss carryforward of $703,168, of which $69,582 expires in 2001, $49,939 expires in 2002, $464,313 expires in 2003, $106,987 expires in
2004, $887 expires in 2005, $2,275 expires in 2006 and $9,185 expires in the year 2007. To the extent that any net capital loss carryforward is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders. The Portfolio utilized $16,413 of capital loss carryforward in the current year.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.001 par value) are authorized. At June 30, 2000, capital paid-in aggregated $10,183,051,520. Transactions, all at $1.00 per share, were as follows:

                                                Year Ended         Year Ended
                                                 June 30,           June 30,
                                                   2000               1999
                                             ----------------   ----------------
Shares sold.................................  19,380,248,335     14,536,904,651
Shares issued on reinvestments of dividends.     566,222,076        402,288,048
Shares redeemed............................. (20,041,810,102)   (12,676,086,617)
                                             ---------------    ---------------
Net increase (decrease).....................     (95,339,691)     2,263,106,082
                                             ===============    ===============

FINANCIAL HIGHLIGHTS                                   Alliance Capital Reserves
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                                  Year Ended June 30,
                                                       -------------------------------------------------------------------------
                                                          2000            1999            1998           1997           1996
                                                       -----------     -----------     -----------    -----------    -----------
Net asset value, beginning of period ...............   $      1.00     $      1.00     $      1.00    $      1.00    $      1.00
                                                       -----------     -----------     -----------    -----------    -----------
Income from Investment Operations
Net investment income ..............................          .049            .043            .047           .045           .047
                                                       -----------     -----------     -----------    -----------    -----------
Less: Dividends
Dividends from net investment income ............            (.049)          (.043)          (.047)         (.045)         (.047)
                                                       -----------     -----------     -----------    -----------    -----------
Net asset value, end of period .....................   $      1.00     $      1.00     $      1.00    $      1.00    $      1.00
                                                       ===========     ===========     ===========    ===========    ===========
Total Return
Total investment return based on net asset value (a)          4.97%           4.40%           4.83%          4.63%          4.82%
Ratios/Supplemental Data
Net assets, end of period (in millions) ............   $    10,182     $    10,278     $     8,015    $     5,733    $     4,804
Ratios to average net assets of:
   Expenses, net of waivers and reimbursements .....          1.00%            .99%           1.00%          1.00%          1.00%
   Expenses, before waivers and reimbursements .....          1.00%            .99%           1.00%          1.00%          1.00%
   Net investment income ...........................          4.88%           4.29%           4.71%          4.53%          4.69%

--------------------------------------------------------------------------------

(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of period. Total investment return calculated for a period of less than one year is not annualized.

REPORT OF INDEPENDENT ACCOUNTANTS                      Alliance Capital Reserves
================================================================================

To the Board of Trustees and Shareholders of Alliance Capital Reserves Portfolio

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Capital Reserves Portfolio (the "Fund") at June 30, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at June 30, 2000, by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above. The financial statements for the year ended June 30, 1999, including the financial highlights for each of the four years in the period then ended, were audited by other independent accountants whose report dated July 23, 1999, expressed an unqualified opinion on those financial statements.

PricewaterhouseCoopers LLP
New York, New York
July 28, 2000

                                                       Alliance Capital Reserves
================================================================================

Alliance Capital Reserves
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672

TRUSTEES

Dave H. Williams, Chairman
John D. Carifa
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS

Dave H. Willliams, Chairman
Ronald M. Whitehill, President
Kathleen A. Corbet, Senior Vice President
Andrew M. Aran, Senior Vice President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Doris T. Ciliberti, Senior Vice President
Robert I. Kurzweil, Senior Vice President
Wayne D. Lyski, Senior Vice President
Patricia Ittner, Senior Vice President
Raymond J. Papera, Senior Vice President
Kenneth T. Carty, Vice President
John F. Chiodi, Jr., Vice President
Maria R. Cona, Vice President
John Dona, Vice President
William J. Fagan, Vice President
Linda D. Kelley, Vice President
Joseph R. LaSpina, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and
  Chief Financial Officer
Vincent S. Noto, Controller

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Fund Services
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

--------------------------------------------------------------------------------

(1)   Members of the Audit Committee.

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                                                                      PAID
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                                                                 ---------------

Alliance Capital Reserves
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance Municipal Trust, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

-  -  -  -  -  -  -
*  *  1  2  3  9  #
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For non-touch-tone telephones, call toll-free (800) 221-9513
--------------------------------------------------------------------------------

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(R) These registered service marks used under license from the owner, Alliance
Capital Management L.P.

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